Income Taxes (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Taxes payable	$ 13,000,000
Tax receivable, federal and state income taxes		$ 2,000,000
Federal statutory income tax rate	35.00%
Net tax benefit	$ (2,024,000)	(792,000)	$ 1,169,000
Decrease related to prior year taxes	1,300,000
Other discrete items	$ 600,000
Expiration period for net operating loss carryforwards (in years)	20 years
Valuation allowance	$ 0	0
Retained earnings of prior period	21,900,000	21,900,000
Interest or penalties recognized	$ 0	$ 0	$ 0